Exhibit 99.11

Monthly Investor Report: Verizon Master Trust - VZMT 2026-1

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
June 2026		07/20/2026		4		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	2/22/28	02/20/2031	$1,102,623,000.00		3.94%			3.94%
Class A-1b	2/22/28	02/20/2031	$367,541,000.00	28	SOFR +0.40%	07/13/2026	3.62539%	4.03%
Class B	2/22/28	02/20/2031	$112,398,000.00		4.19%			4.19%
Class C	2/22/28	02/20/2031	$67,438,000.00		4.43%			4.43%

Total			$1,650,000,000.00

Series 2026-1 Allocation % x Group One Available Funds	$110,879,509.03
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$110,879,509.03

Beginning of Period Reserve Account Balance	$17,983,651.23
Required Reserve Amount	$17,983,651.23
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$17,983,651.23

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$123.05	$123.05	$0.00	$0.00	$110,879,385.98
Owner Trustee Fee	$369.12	$369.12	$0.00	$0.00	$110,879,016.86
Asset Representations Reviewer Fee	$63.76	$63.76	$0.00	$0.00	$110,878,953.10
Supplemental ARR Fee	$255.04	$255.04	$0.00	$0.00	$110,878,698.06
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$110,877,448.06
Servicing Fee	$1,268,544.05	$1,268,544.05	$0.00	$0.00	$109,608,904.01
Class A-1a Note Interest	$3,620,278.85	$3,620,278.85	$0.00	$0.00	$105,988,625.16
Class A-1b Note Interest	$1,150,719.01	$1,150,719.01	$0.00	$0.00	$104,837,906.15
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$104,837,906.15
Class B Note Interest	$392,456.35	$392,456.35	$0.00	$0.00	$104,445,449.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$104,445,449.80
Class C Note Interest	$248,958.62	$248,958.62	$0.00	$0.00	$104,196,491.18
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$104,196,491.18
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$104,196,491.18
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$104,196,491.18
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$104,196,491.18
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$104,196,491.18
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$104,196,491.18
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$104,196,491.18
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$104,196,491.18
Class R Interest	$104,196,491.18	$104,196,491.18	$0.00	$0.00	$0.00

Total	$110,879,509.03	$110,879,509.03	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$3,620,278.85	$0.00	$0.00	$3,620,278.85
Class A-1b	$0.00	$0.00	$1,150,719.01	$0.00	$0.00	$1,150,719.01
Class B	$0.00	$0.00	$392,456.35	$0.00	$0.00	$392,456.35
Class C	$0.00	$0.00	$248,958.62	$0.00	$0.00	$248,958.62

Total	$0.00	$0.00	$5,412,412.83	$0.00	$0.00	$5,412,412.83

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$3.28	$0.00	$3.28	$1,102,623,000.00	1.00	$1,102,623,000.00	1.00
Class A-1b	$1,000.00	$3.13	$0.00	$3.13	$367,541,000.00	1.00	$367,541,000.00	1.00
Class B	$1,000.00	$3.49	$0.00	$3.49	$112,398,000.00	1.00	$112,398,000.00	1.00
Class C	$1,000.00	$3.69	$0.00	$3.69	$67,438,000.00	1.00	$67,438,000.00	1.00

Total	$1,000.00	$3.28	$0.00	$3.28	$1,650,000,000.00	1.00	$1,650,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$825,000,000.00		825,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.